CONSOLIDATED BALANCE SHEETS (Parantheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term loan		$ 1,651,880
Accounts payable	22,679,754	13,437,234
Accrued expenses and other current liabilities	21,669,131	26,345,151
Advance from customers	22,703,718	28,690,785
Amounts due to related parties	403,585	26,254,333
Income tax payable	44,100	45,199
Amounts due to related parties	61,965,277
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,827,462,652	1,827,462,652
Ordinary shares, shares issued	303,886,640	303,886,640
Common shares, shares outstanding	303,886,640	303,886,640
Series A-1 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	20,000,000	20,000,000
Convertible redeemable preferred shares, shares issued	12,202,988	12,202,988
Convertible redeemable preferred shares, shares outstanding	12,202,988	12,202,988
Convertible redeemable preferred shares, liquidation value	10,055,909	10,055,909
Series A-2 Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	122,029,877	122,029,877
Convertible redeemable preferred shares, shares issued	122,029,877	122,029,877
Convertible redeemable preferred shares, shares outstanding	122,029,877	122,029,877
Convertible redeemable preferred shares, liquidation value	100,559,091	100,559,091
Series B Preferred Shares
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	30,507,471	30,507,471
Convertible redeemable preferred shares, shares issued	30,507,471	30,507,471
Convertible redeemable preferred shares, shares outstanding	30,507,471	30,507,471
Convertible redeemable preferred shares, liquidation value	25,139,774	25,139,774
VIEs
Short-term loan	0	1,651,880
Accounts payable	22,679,754	13,437,234
Accrued expenses and other current liabilities	19,770,435	24,118,536
Advance from customers	22,703,718	28,690,785
Amounts due to related parties	403,585	26,254,333
Income tax payable	44,100	45,199
Amounts due to related parties	$ 61,715,277	$ 0